Other comprehensive income - Items may be reclassified: foreign hedges and exchange differences (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	€ (562)	€ (2,093)	€ (932)
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(28,170)	(30,035)	(22,165)
Accumulated other comprehensive income	(32,719)	(33,144)	(24,168)
Exchange differences	(23,887)	(26,911)	(16,701)
Grupo Santander
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	3,024	(10,210)
Exchange differences	(23,887)	(26,911)	(16,701)
From goodwill	167	(2,104)
From results	155	(254)
From net assets	2,702	(7,852)
Change in presentation of exchange differences and effects of hyperinflation | Argentina
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation				€ (1,984)
Accumulated other comprehensive income				€ 1,984
Brazilian real
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(17,440)	(17,417)	(13,579)
Brazilian real | Grupo Santander
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	119	(5,328)
Exchange differences	(15,913)	(16,032)	(10,704)
From goodwill	30	(1,280)
From results	19	(190)
From net assets	70	(3,858)
Pound sterling
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(3,415)	(4,205)	(3,135)
Pound sterling | Grupo Santander
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	1,098	(1,273)
Exchange differences	(3,504)	(4,602)	(3,329)
From goodwill	41	(455)
From results	38	(4)
From net assets	1,019	(814)
Mexican peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(3,088)	(3,091)	(2,439)
Mexican peso | Grupo Santander
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	381	(846)
Exchange differences	(2,012)	(2,393)	(1,547)
From goodwill	26	(59)
From results	29	(2)
From net assets	326	(785)
Argentine peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(2,109)	(2,288)	(2,094)
Argentine peso | Grupo Santander
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	178	(193)
Exchange differences	(2,109)	(2,287)	(2,094)
From goodwill	0	0
From results	0	0
From net assets	178	(193)
Chilean peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(2,039)	(1,776)	(1,560)
Chilean peso | Grupo Santander
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	(402)	(269)
Exchange differences	(1,852)	(1,450)	(1,181)
From goodwill	(55)	(18)
From results	(43)	15
From net assets	(304)	(266)
US dollar
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	1,536	387	1,654
US dollar | Grupo Santander
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	1,522	(1,580)
Exchange differences	2,775	1,253	2,833
From goodwill	125	(143)
From results	102	(58)
From net assets	1,295	(1,379)
Polish zloty
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(809)	(788)	(501)
Polish zloty | Grupo Santander
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	(40)	(389)
Exchange differences	(678)	(638)	(249)
From goodwill	(9)	(133)
From results	(1)	(5)
From net assets	(30)	(251)
Other currencies
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(806)	(857)	(511)
Other currencies | Grupo Santander
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	168	(332)
Exchange differences	(594)	(762)	(430)
From goodwill	9	(16)
From results	11	(10)
From net assets	148	(306)
Goodwill
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	€ 167	€ (2,104)	€ 230